Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 16: Share-Based Compensation

In connection with the mergers of Fiat Industrial and CNH Global with and into CNH Industrial, CNH Industrial assumed the sponsorship of the Fiat Industrial Long-Term Incentive Plan (the “Fiat Industrial Plan”), the CNH Global N.V. Equity Incentive Plan (the “CNH EIP”) and the CNH Global N.V. Directors’ Compensation Plan (“CNH DCP”), effective as of September 29, 2013 (the “Effective Date”).

On the Effective Date, outstanding stock options, unvested restricted share units and performance share units under the CNH EIP became exercisable or convertible for common shares of CNH Industrial N.V. The number of shares of outstanding equity awards was increased and exercise price of stock options reduced to take into account the CNH Global exchange ratio of 3.828 CNH Industrial shares for each CNH Global common share.

On the Effective Date, the unvested equity awards under the former Fiat Industrial Plan became convertible for common shares of CNH Industrial N.V. on a one-for-one basis.

The conversion did not change the aggregate fair value of the outstanding equity awards and, therefore, resulted in no additional share-based compensation expense in 2013.

Furthermore, on September 9, 2013 the CNH Industrial N.V. Directors’ Compensation Plan (the “CNH Industrial DCP”) was approved by the shareholders and adopted by the Board of Directors of CNH Industrial.

For the years ended December 31, 2013, 2012 and 2011, CNH Industrial recognized total share-based compensation expense of $39 million, $67 million and $63 million, respectively. For the years ended December 31, 2013, 2012, and 2011, CNH Industrial recognized a total tax benefit relating to share-based compensation expense of $9 million, $18 million, and $17 million, respectively. As of December 31, 2013, CNH Industrial had unrecognized share-based compensation expense related to non-vested awards of approximately $20 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 1 year.

CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”)

The CNH Industrial DCP provides for the payment of the following to eligible members of the CNH Industrial Board in the form of cash, and/or common shares of CNH Industrial, and/or options to purchase common shares of CNH Industrial, provided that such members do not receive salary or other employment compensation from CNH Industrial or Fiat S.p.A., and their subsidiaries and affiliates:

•	an annual retainer fee of $125,000;

•	an Audit Committee membership fee of $25,000;

•	a Governance and Sustainability Committee membership fee of $20,000;

•	a Compensation Committee membership fee of $20,000;

•	an Audit Committee chair fee of $35,000;

•	a Governance and Sustainability Committee chair fee of $25,000; and

•	a Compensation Committee chair fee of $25,000 (collectively, the “fees”).

Each quarter of the CNH Industrial DCP year, the eligible directors elect the form of payment of their fees. If the elected form is common shares, the eligible director will receive as many common shares as equal to the amount of fees the director elects to be paid in common shares, divided by the fair market value of a CNH Industrial common share on the date that the quarterly payment is made. Common shares issued to the eligible director vest immediately upon grant. If an eligible director elects to receive all or a portion of fees in the form of a stock option, the number of common shares underlying the stock option is determined by dividing (i) by (ii) where (i) equals the dollar amount of the quarterly payment that the eligible director elects to receive in the form of stock options multiplied by four and (ii) the fair market value of the common shares on the date that the quarterly payment is made. The CNH Industrial DCP defines fair market value, as applied to each ordinary share, to be equal to the average of the highest and lowest sale price of a CNH Industrial common share during normal trading hours on the last trading day of each plan quarter in which sales of common shares on the New York Stock Exchange are recorded. Stock options granted as a result of such an election vest immediately, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director.

At December 31, 2013, there were 200,000 common shares, reserved for issuance under the CNH Industrial DCP. In 2013, 6,402 stock options were issued under the CNH Industrial DCP at an exercise price of $11.325.

CNH Global Directors’ Compensation Plan (“CNH DCP”)

Directors of former CNH Global were compensated in the form of cash, and/or common shares of CNH Global N.V., and/or options to purchase common shares of CNH Global N.V. under the CNH DCP. Stock options issued under the CNH DCP were converted using the ratio of 3.828 and exercisable for common shares of CNH Industrial N.V. upon the Effective Date. As of December 31, 2013, 186,000 stock options from the CNH DCP were still outstanding. The CNH DCP was terminated effective as of the Merger and no new equity awards will be issued under the CNH DCP.

CNH Global Equity Incentive Plan (the “CNH EIP”)

The CNH EIP provides for grants of stock options, restricted share units and performance share units to former officers and employees of CNH Global. CNH Industrial can not issue any new equity awards under the CNH EIP; however, CNH Industrial is required to issue shares under the CNH EIP to settle the exercise or vesting of the existing equity awards.

Modification

On December 28, 2012, CNH Global had paid a special dividend of $10 per common share to its minority shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provisions of both the CNH EIP and CNH DCP, on January 28, 2013, the CNH Global Corporate Governance and Compensation Committee approved required equitable adjustments to outstanding equity awards. The adjustments were retrospectively made to outstanding options under the CNH EIP and CNH DCP, unvested performance share units and unvested restricted share units under the CNH EIP, as of the ex-dividend date on December 18, 2012. The exercise price was reduced and the number of outstanding shares increased for stock options, and the number of unvested share units was increased for performance share units and restricted share units, to maintain the pre-dividend fair value. The weighted average exercise price of outstanding options decreased from $40.45 to $33.34, the number of outstanding options increased from 4.6 million to 5.6 million, the number of unvested performance share units increased from 1.9 million to 2.3 million and the number of unvested restricted share units increased from 451,000 to 548,000. These additional shares were issued in January 2013. The aggregate fair value, the aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Therefore, no additional compensation expense was recognized in 2012 and 2013.

The information disclosed below was adjusted retrospectively for the conversion ratio of 3.828 CNH Industrial common shares for each CNH Global common share.

Stock option plan

In September 2012, approximately 2,680,000 performance-based stock options (at target award levels) were issued under the CNH EIP (the “2012 Grant”). As CNH Global exceeded its 2012 target performance objective, approximately four million of these options were granted overall, of which 171,575 options were granted in February 2013. One-third of the options vested in February 2013 following Board of Directors’ approval of the 2012 financial results of CNH Global. The remaining options will vest equally on the first and second anniversary of the initial vesting date. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2013:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$2.92–$5.00	495,631	1.1	$2.92	$4,178,169	495,631	1.1	$2.92	$4,178,169
$5.01–$10.00	6,522,657	3.4	$8.03	$21,634,112	3,306,154	2.6	$7.32	$13,335,535
$10.01–$15.00	5,603,457	3.1	$10.16	$6,694,717	2,929,934	3.0	$10.16	$3,486,489

				$32,506,998				$21,000,193

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $11.35. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Changes during the period in stock option plans are as follows:

	2013
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	17,666,452	$10.57
Anti-dilution adjustment for the special dividend	3,796,996	$8.70
Additional shares issued for the 2012 Grant	171,575	$8.77
Forfeited	(390,612)	$9.36
Expired	(345,348)	$11.04
Exercised	(8,277,318)	$8.45

Outstanding at end of year	12,621,745	$8.77

Exercisable at end of year	6,731,719	$8.23

The Black-Scholes pricing model was used to calculate the fair value of stock options for options granted in 2012 and 2011 under the CNH EIP. The assumptions used under the Black-Scholes pricing model were as follows:

	2012	2011
Risk-free interest rate	0.40%	1.40%
Expected Dividend yield	0.00%	0.30%
Price volatility of CNH Global N.V. shares	51.70%	75.10%
Option life (years)	3.39	3.81

The risk-free interest rate was based on the U.S. Treasury rate for a bond of approximately the expected life of the options. The expected volatility was based on the historical activity of common shares of CNH Global N.V. over a period at least equal to the expected life of the options. The expected life for the CNH EIP grant was based on the average of the vesting period of each tranche and the original contract term of 65 to 70 months. The expected dividend yield was determined to be zero as management did not expect CNH Global. to pay ordinary dividends.

Based on this model, the fair values of stock options awarded for the years ended December 31, 2012 and 2011 under CNH EIP was $3.60 and $6.85, respectively.

Performance Share Units

Performance-based shares were granted to selected key employees and executive officers of former CNH Global under the CNH EIP. Performance-based shares vest upon the attainment of specified performance objectives.

No performance-based shares were granted in 2013. In 2012, CNH Global issued several grants of performance-based shares throughout the year. These shares will cliff vest in February 2015 based on the achievement of their respective performance targets. The total number of shares granted in 2012 was 520,371 with a weighted average fair value of $10.62 per share.

In 2011, CNH Global granted approximately 0.6 million performance-based share awards under the CNH EIP with a weighted average fair value of $10.21 per share. The performance targets for these performance shares are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014. The first two tranches of the performance shares vested in February 2013 and 2014 following the achievement of the performance targets for the three and four years ended December 31, 2012 and 2013. The remaining shares will vest in February 2015 if the respective performance target for the tranche is achieved.

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2013:

	2013
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	7,367,897	$9.21
Anti-dilution adjustment for the special dividend	1,584,060	$7.58
Granted	—	$—
Forfeited	(415,239)	$7.54
Vested	(2,921,194)	$7.54

Nonvested at end of year	5,615,524	$7.61

Restricted Share Units

In 2013, no restricted share units were granted. In 2012 and 2011, 0.7 million and 1 million restricted share units were granted under the CNH EIP with a weighted average fair value of $11.40 and $7.03 per share, respectively. Restricted share units are service based and vest in three equal installments over three years starting from the grant date. Compensation cost for the restricted share units is recognized on a straight-line basis over the requisite service period for each separate vesting portion of the award as of the award was, in substance, multiple awards.

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2013:

	2013
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	1,696,715	$9.28
Anti-dilution adjustment for the special dividend	363,988	$7.64
Granted	—	$—
Forfeited	(102,703)	$7.66
Vested	(1,027,475)	$7.36

Nonvested at end of year	930,525	$7.95

The fair value of performance-based shares and restricted shares under the CNH EIP was based on the market value of CNH Global’s common shares on the date of the grant.

Fiat Industrial Plan

In the AGM held on April 5, 2012, Fiat Industrial shareholders approved the adoption of a Long Term Incentive Plan consisting of two components (Company Performance LTI and Retention LTI) taking the form of stock grants. According to the Fiat Industrial Plan, Fiat Industrial granted the Chairman of Fiat Industrial 1 million rights as part of the Company Performance LTI and 1.1 million rights as part of the Retention LTI.

In the case of the Retention LTI, one third of the rights vested on February 22, 2013 and each of the remaining two thirds will vest on February 22, 2014 and February 22, 2015, on condition that Mr. Marchionne remains Chairman of CNH Industrial.

Under the terms of the Long Term Incentive Plan, the rights to the Company Performance LTI will vest on condition that predetermined financial performance targets for the period from January 1, 2012 to December 31, 2014 are met and on condition that the beneficiary remains in office up to the date of approval of the consolidated financial statements at December 31, 2014 by the Board of Directors; the rights will become exercisable and may be exercised in a single installment subsequent to the date of approval of the consolidated financial statements at December 31, 2014 by the Board of Directors.

The two awards will be settled by issuing new shares.

On October 31, 2013, upon recommendation of the Compensation Committee, the Board of Directors of CNH Industrial resolved to consider the performance conditions met for the Chairman’s Company performance share units (“PSU”s). The units will vest February 1, 2015. This modification did not result in any additional compensation expenses.

At December 31, 2013, the contractual terms of the Long Term Incentive Plan were therefore as follows:

Plan	Beneficiary	Number of shares	Vesting date		Vesting portion
Company Performance LTI	Chairman	1,000,000	February 1, 2015		1,000,000
Retention LTI	Chairman	1,100,000	February 22, 2013	(*)	366,667
			February 22, 2014	(*)	366,667
			February 22, 2015		366,666

(*)	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.

The following table reflects share activity under the Company Performance LTI for the year ended December 31, 2013:

	2013
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,000,000	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	—	€—

Nonvested at end of year	1,000,000	€7.795

The following table reflects share activity under the Retention LTI for the year ended December 31, 2013:

	2013
	Number of Shares		Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,100,000		€7.795
Granted	—		€—
Forfeited	—		€—
Vested	(366.667	)(a)	€7.795

Nonvested at end of year	733,333		€7.795

(a)	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.

The fair value of these awards was based on the market value of Fiat Industrial’s common shares on the date of the grant.

Additional Share-Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Total intrinsic value of options exercised	$30	$45	$28
Fair value of shares vested	$50	$7	$3
Cash received from share award exercises	$63	$68	$31
Tax benefit of options exercised and shares vested	$3	$3	$3